Stockholders' Equity (Summary of Restricted Stock Awards) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning of period, Number of shares	15,691	17,641	17,641
Restricted stock granted, Number of shares			8,786	17,641
Restricted stock vested, Number of shares			(10,736)
Nonvested, end of period, Number of shares			15,691	17,641
Nonvested, beginning of period, Weighted average grant date fair value	$ 7.41	$ 7.13	$ 7.13
Restricted stock granted, Weighted average grant date fair value			$ 7.82
Restricted stock vested, Weighted average grant date fair value			$ 7.29
Nonvested, end of period, Weighted average grant date fair value			$ 7.41	$ 7.13
Total fair value of shares vested	$ 49,853	$ 59,029	$ 78,243
Intrinsic value of outstanding restricted stock awards where the market calie exceeds the exercise price	990,504		185,487
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning of period, Number of shares	15,691	17,641	17,641
Restricted stock granted, Number of shares	10,947	8,786
Restricted stock vested, Number of shares	(6,788)	(8,279)
Restricted stock forfeited, number of shares	(520)
Nonvested, end of period, Number of shares	19,330	18,148
Nonvested, beginning of period, Weighted average grant date fair value	$ 7.41	$ 7.13	$ 7.13
Restricted stock granted, Weighted average grant date fair value	$ 8.00	$ 7.82
Restricted stock vested, Weighted average grant date fair value	$ 7.34	$ 7.13
Restricted stock forfeited, Weighted average grant date fair value	$ 8.00
Nonvested, end of period, Weighted average grant date fair value	$ 7.75	$ 7.46
Intrinsic value of outstanding restricted stock awards where the market calie exceeds the exercise price	212,823.00	180,497.00	127,097	142,186
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price	$ 74,736	$ 56,546	$ 86,962